Fair Value Measurements And Financial Instruments (Schedule Of Fair Value Of Short-Term And Long-Term Debt, Excluding Capital Leases) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Short- and long-term debt, excluding capital leases	$ 55,152	$ 52,794
Carrying Amount, Fair Value Disclosure [Member] | Excluding Capital Leases [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Short- and long-term debt, excluding capital leases	54,800	52,462
Fair Value, Fair Value Disclosure [Member] | Excluding Capital Leases [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Short- and long-term debt, excluding capital leases	$ 64,485	$ 59,020